AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION SEPTEMBER 15, 1995.
                                                            File No. 33-18774/
                                                                     811-5404

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                   ---
  Pre-Effective Amendment No.
                                                                   ---
  Post-Effective Amendment No. 11                                   X
                                                                   ---
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                        ---

  Amendment No. 10                                                 ---

                       KEYSTONE GLOBAL OPPORTUNITIES FUND
               (Exact name of Registrant as specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5043
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:(617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to Paragraph (b)
---
    on (date) pursuant to Paragraph (b)
---
 X  60 days after filing pursuant to Paragraph (a)(1)
---
    on (date) pursuant to Paragraph (a)(1)
---
    75 days after filing pursuant to Paragraph (a)(2)
---
    on (date) pursuant to Paragraph (a)(2) of Rule 485.
---

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
---------------------------------------------------------------------
                             Proposed     Proposed
Title of                     Maximum      Maximum
Securities     Amount        Offering     Aggregate  Amount of
Being          Being         Price        Offering   Registration
Registered     Registered    Per Unit*    Price      Fee
---------------------------------------------------------------------
Shares
without Par    12,023        $24.12       $289,985   $100
Value
---------------------------------------------------------------------
-----
* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on September 1, 1995.

         The Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended September 30, 1994 was filed on November 29, 1994.

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                                  CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 11 to

                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 11 to Registration Statement No. 33-18774/811-5404 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 10 to Registration Statement No. 33-18774/811-5404.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the 15th day of September, 1995.


                                             KEYSTONE GLOBAL OPPORTUNITIES FUND


                                             By: /s/ George S. Bissell
                                                 ---------------------------
                                                     George S. Bissell*
                                                     Chairman of the Board


                                            *By: /s/ Melina M. T. Murphy
                                                 ---------------------------
                                                 Melina M. T. Murphy**
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of September, 1995.


SIGNATURES                                   TITLE
----------                                   -----


/s/ George S. Bissell                        Chairman of the Board and Trustee
------------------------
George S. Bissell*

/s/ Albert H.  Elfner, III                   Chief Executive Officer, President
------------------------                     and Trustee
Albert H. Elfner, III*

/s/ Kevin J. Morrissey                       Treasurer (Principal Financial
------------------------                     and Accounting Officer)
Kevin J. Morrissey*



                                            *By: /s/ Melina M. T. Murphy
                                                 ---------------------------
                                                 Melina M. T. Murphy**
                                                 Attorney-in-Fact

SIGNATURES                                   TITLE
----------                                   -----


/s/ Frederick Amling                         Trustee
---------------------------
Frederick Amling*

/s/ Charles A. Austin, III                   Trustee
---------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                        Trustee
---------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                        Trustee
---------------------------
Charles F. Chapin*

/s/ Leroy Keith, Jr.                         Trustee
---------------------------
Leroy Keith, Jr.*

/s/ K. Dun Gifford                           Trustee
---------------------------
K. Dun Gifford*

/s/ Ray Keyser, Jr.                          Trustee
---------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                      Trustee
---------------------------
David M. Richardson*

/s/ Richard J. Shima                         Trustee
---------------------------
Richard J. Shima*

/s/ Andrew J. Simons                         Trustee
---------------------------
Andrew J. Simons*



                                            *By: /s/ Melina M. T. Murphy
                                                 ---------------------------
                                                 Melina M. T. Murphy**
                                                 Attorney-in-Fact


**Melina M. T. Murphy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees and officers of the Registrant pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS
                                                              Page Number
                                                              In Sequential
Exhibit Number             Exhibit                            Numbering System
--------------             -------                            ----------------
       1                Declaration of Trust(1)

       2                By-Laws(1)
                        Amendments to By-Laws(2)

       4                Specimen Share Certificate(2)

       5         (A)    Advisory and Management Agreement(5)
                 (B)    Subadvisory Agreement(5)

       6         (A)    Principal Underwriting Agreement(5)
                        Dealers Agreement(3)

       8                Custodian, Fund Accounting and
                          Recordkeeping Agreement(2)
                        Amendments to Custody Agreement

      10                Opinion and Consent of Counsel

      11                Independent Auditors' Consent(7)

      13                Subscription Agreements(1)
                        Additional Subscription Agreements(2)

      14                Model Retirement Plans(6)

      15                Class A Distribution Plan(2)
                        Form of Class B/C Distribution Plans(4)

      16                Performance Data Schedules(7)

      17                Financial Data Schedules (filed as Exhibit 27)(8)

      18                Form of 18f-3 Plan(8)

      19                Powers of Attorney

-----------
         (1)Incorporated herein by reference to Registration Statement No. 33-18774/811-5404.

         (2)Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 33-11050/811-5404.

         (3)Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement No. 33-11050/811-5404.

         (4)Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement No. 33-11050/811-5404.

         (5)Incorporated herein by reference to Post-Effective Amendment No. 7 to Registration Statement No. 33-11050/811-5404.

         (6)Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement for Keystone Balanced Fund (K-1) (File No. 2-10527/811-96).

         (7)Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement No. 33-18774/811-5404.

         (8)Incorporated herein by reference to Post-Effective Amendment to No. 10 to Registration Statement No. 33-18774/811-5404.

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